Document and Entity Information	Mar. 18, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2022
Entity File Number	0-18183
Entity Registrant Name	G III APPAREL GROUP LTD /DE/
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1590959
Entity Address, Address Line One	512 Seventh Avenue
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	403-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GIII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000821002
Amendment Flag	false